Schedule of divested entities (Details) $ in Millions	Aug. 29, 2024 USD ($)
Deconsolidation Of Dynamic Indonesia Holdings Limited
Revenue	$ 5.6
Cost of revenue	(4.5)
Gross profit	1.1
General and administrative expenses	(3.7)
Loss from operations	(2.6)
Finance costs, net	(1.8)
Other income	(5.5)
Loss before income tax	(9.9)
Income tax expense
Net loss	(9.9)
Assets
Intangible assets
Deposits, prepayments and other receivables	1.2
Restricted cash	4.6
Amount due to related companies	19.7
Other assets	2.1
Liabilities
Loan	(7.4)
Accruals and other payables	(3.6)
Client Money Payable	(4.2)
Amount due to related companies	(31.8)
Other liabilities	(1.0)
Assets/(Liabilities)	$ (20.4)